ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012
Accrued payroll and bonus	$3,662	$3,753
Other taxes payable	1,570	1,964
Social insurance withholding	475	695
Provision for warranty	230	250
Others	3,376	5,643

	$9,313	$12,305

Movement of Provision for Warranty	Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year
2011	$183	$84	$(37)	$230
2012	$230	$69	$(49)	$250